UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-08231

Spirit of America Investment Fund, Inc.

(Exact name of registrant as specified in charter)

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

(Address of principal executive offices) (Zip code)

Mr. David Lerner

David Lerner Associates

477 Jericho Turnpike

P.O. Box 9006

                                                          Syosset, NY 11791-9006

(Name and address of agent for service)

Registrant’s telephone number, including area code:     (516) 390-5565

Date of fiscal year end:     December 31

Date of reporting period:     March 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

REAL ESTATE INCOME AND GROWTH FUND
SCHEDULE OF INVESTMENTS	MARCH 31, 2009 (UNAUDITED)

	Shares	Market Value
Common Stocks 97.61%

Apartments (REITs) 18.25%
American Campus Communities, Inc.	32,000	$555,520
Apartment Investment & Management Co., Class A	60,498	331,529
Associated Estates Realty Corp.	100,000	568,000
AvalonBay Communities, Inc.	66,739	3,140,721
Colonial Properties Trust	92,989	354,288
Equity Residential	198,000	3,633,300
Essex Property Trust, Inc.	16,700	957,578
Mid-America Apartment Communities, Inc.	62,937	1,940,348
Post Properties, Inc.	32,500	329,550
UDR, Inc.	340,015	2,927,529
		14,738,363

Diversified (REITs) 10.49%
Digital Realty Trust, Inc.	30,300	1,005,354
DuPont Fabros Technology, Inc.	43,300	297,904
Lexington Realty Trust	401,777	956,229
Liberty Property Trust	85,000	1,609,900
Vornado Realty Trust	117,602	3,909,091
Washington Real Estate Investment Trust	40,000	692,000
		8,470,478

Health Care (REITs) 14.06%
Cogdell Spencer, Inc.	22,950	117,045
HCP, Inc.	190,000	3,391,500
Health Care REIT, Inc.	79,300	2,425,787
Healthcare Realty Trust, Inc.	84,994	1,274,060
National Health Investors, Inc.	50,200	1,348,874
Senior Housing Properties Trust	25,700	360,314
Ventas, Inc.	107,700	2,435,097
		11,352,677

Hotels (REITs) 5.91%
Ashford Hospitality Trust, Inc.	648,999	999,458
FelCor Lodging Trust, Inc.	1,234,763	1,679,278
Host Hotels & Resorts, Inc.	422,100	1,654,632
LaSalle Hotel Properties	41,000	239,440
Sunstone Hotel Investors, Inc.	76,658	201,611
		4,774,419

Industrial (REITs) 3.85%
AMB Property Corp.	84,500	1,216,800
First Industrial Realty Trust, Inc.	61,284	150,146
ProLogis	267,491	1,738,691
		3,105,637

See accompanying notes to Schedules of Investments.

REAL ESTATE INCOME AND GROWTH FUND	1

REAL ESTATE INCOME AND GROWTH FUND
SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2009 (UNAUDITED)

	Shares	Market Value

Mortgage (REITs) 2.15%
Annaly Capital Management, Inc.	125,000	$ 1,733,750

Net Lease (REITs) 4.01%
National Retail Properties, Inc.	140,224	2,221,148
Realty Income Corp.	54,000	1,016,280
		3,237,428

Office Space (REITs) 12.04%
BioMed Realty Trust, Inc.	60,000	406,200
Boston Properties, Inc.	93,285	3,267,774
Brandywine Realty Trust	35,547	101,309
Highwoods Properties, Inc.	52,869	1,132,454
Mack-Cali Realty Corp.	176,090	3,488,343
SL Green Realty Corp.	122,864	1,326,931
		9,723,011

Regional Malls (REITs) 7.58%
Glimcher Realty Trust	254,002	355,603
Macerich Co. (The)	77,000	482,020
Pennsylvania Real Estate Investment Trust	40,000	142,000
Simon Property Group, Inc.	122,704	4,250,466
Taubman Centers, Inc.	52,424	893,305
		6,123,394

Shopping Centers (REITs) 11.31%
Developers Diversified Realty Corp.	100,000	213,000
Equity One, Inc.	156,500	1,907,735
Federal Realty Investment Trust	41,000	1,886,000
Kimco Realty Corp.	192,478	1,466,682
Regency Centers Corp.	54,100	1,437,437
Tanger Factory Outlet Centers, Inc.	22,300	688,178
Weingarten Realty Investors	160,900	1,531,768
		9,130,800

Storage (REITs) 7.96%
Public Storage	76,801	4,243,255
Sovran Self Storage, Inc.	108,800	2,184,704
		6,427,959

Total Investments — 97.61%
(Cost $192,399,009)		78,817,916
Cash and Other Assets Net of Liabilities — 2.39%		1,925,923
NET ASSETS — 100.00%		$80,743,839

REITs - Real Estate Investment Trusts

2	SPIRIT OF AMERICA

LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS	MARCH 31, 2009 (UNAUDITED)

	Shares	Market Value
Common Stocks 96.84%

Consumer Discretionary 6.75%
Apollo Group, Inc., Class A*	3,000	$234,990
Best Buy Co., Inc.	3,803	144,362
Comcast Corp., Class A	34,600	471,944
Home Depot, Inc. (The)	16,704	393,546
Lowe’s Cos., Inc.	11,200	204,400
McDonald’s Corp.	10,680	582,808
Newell Rubbermaid, Inc.	15,431	98,450
NIKE, Inc., Class B	4,050	189,904
Walt Disney Co. (The)	13,500	245,160
Yum! Brands, Inc.	4,003	110,002
		2,675,566

Consumer Staples 18.73%
Altria Group, Inc.	25,700	411,714
Diageo plc, ADR	10,200	456,450
General Mills, Inc.	8,950	446,426
Kroger Co. (The)	30,500	647,210
Molson Coors Brewing Co., Class B	17,800	610,184
PepsiCo, Inc.	16,000	823,680
Philip Morris International, Inc.	39,349	1,400,038
Procter & Gamble Co. (The)	17,000	800,530
Sara Lee Corp.	39,550	319,564
Wal-Mart Stores, Inc.	28,914	1,506,419
		7,422,215

Energy 12.26%
Apache Corp.	2,500	160,225
Chevron Corp.	15,250	1,025,410
ConocoPhillips	15,800	618,728
Devon Energy Corp.	5,000	223,450
Energy Transfer Partners L.P.	16,470	607,578
Exxon Mobil Corp.	11,800	803,580
Marathon Oil Corp.	11,010	289,453
Noble Corp.	18,000	433,620
Schlumberger, Ltd.	10,575	429,557
Transocean, Ltd.*	4,550	267,722
		4,859,323

Financials 5.41%
Annaly Capital Management, Inc. REIT	5,837	80,959
Goldman Sachs Group, Inc. (The)	1,315	139,416
Host Hotels & Resorts, Inc. REIT	11,535	45,217
JPMorgan Chase & Co.	30,097	799,978
Loews Corp.	2,236	49,416
Morgan Stanley	12,732	289,908
NASDAQ OMX Group, Inc. (The)*	9,220	180,528
NYSE Euronext	9,480	169,692
Simon Property Group, Inc. REIT	2,872	99,486

See accompanying notes to Schedules of Investments.

LARGE CAP VALUE FUND	3

LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2009 (UNAUDITED)

	Shares	Market Value

Financials (cont.)
Wells Fargo & Co.	20,286	$ 288,873
		2,143,473

Health Care 15.77%
Abbott Laboratories	20,150	961,155
Amgen, Inc.*	8,940	442,709
Covidien, Ltd.	6,000	199,440
Gilead Sciences, Inc.*	7,000	324,240
Johnson & Johnson	16,560	871,056
Medco Health Solutions, Inc.*	22,464	928,662
Merck & Co., Inc.	11,000	294,250
Pfizer, Inc.	39,000	531,180
Quest Diagnostics, Inc.	10,875	516,345
Thermo Fisher Scientific, Inc.*	6,820	243,269
Wyeth	21,781	937,454
		6,249,760

Industrials 7.58%
3M Co.	15,000	745,800
Boeing Co.	3,330	118,481
Caterpillar, Inc.	12,000	335,520
CSX Corp.	8,250	213,262
Delta Air Lines, Inc.*	63,125	355,394
Foster Wheeler AG*	12,800	223,616
General Electric Co.	55,281	558,891
Tyco International, Ltd.	17,500	342,300
United Parcel Service, Inc.	2,226	109,564
		3,002,828

Information Technology 15.04%
Accenture, Ltd., Class A	23,190	637,493
Apple, Inc.*	2,800	294,336
Applied Materials, Inc.	13,333	143,330
Cisco Systems, Inc.*	60,000	1,006,200
EMC Corp.*	77,800	886,920
Hewlett-Packard Co.	15,000	480,900
Intel Corp.	10,200	153,510
International Business Machines Corp.	5,128	496,852
Microsoft Corp.	58,000	1,065,460
QUALCOMM, Inc.	3,503	136,302
Texas Instruments, Inc.	40,000	660,400
		5,961,703

Materials 3.85%
Alcoa, Inc.	11,287	82,846
Du Pont (E.I.) de Nemours & Co.	22,000	491,260
Nucor Corp.	20,000	763,400

4	SPIRIT OF AMERICA

LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2009 (UNAUDITED)

	Shares	Market Value

Materials (cont.)
Packaging Corp. of America	14,280	$ 185,926
		1,523,432

Telecommunication Services 4.30%
AT&T, Inc.	15,650	394,380
Verizon Communications, Inc.	43,330	1,308,566
		1,702,946

Utilities 7.15%
Ameren Corp.	24,987	579,449
American Electric Power Co., Inc.	24,000	606,240
Consolidated Edison, Inc.	18,700	740,707
Duke Energy Corp.	25,420	364,014
Progress Energy, Inc.	15,000	543,900
		2,834,310

Total Investments — 96.84%
(Cost $48,649,712)		38,375,556
Cash and Other Assets Net of Liabilities — 3.16%		1,252,352
NET ASSETS — 100.00%		$39,627,908

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

* Non-income producing security.

LARGE CAP VALUE FUND	5

HIGH YIELD TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS	MARCH 31, 2009 (UNAUDITED)

	Principal Amount	Market Value
Municipal Bonds 98.38%

Arizona 1.68%
Pima County Industrial Development Authority, Refunding Revenue Bonds, Series O, Callable 07/01/16 @ 100, 5.00%, 07/01/26	$750,000	$514,582

California 5.33%
Hesperia Public Financing Authority, Miscellaneous Purposes Tax Allocation Bonds, Series A, Callable 09/01/17 @ 100 (OID) (XLCA), 5.00%, 09/01/37	500,000	361,525
State of California, Public Improvements, General Obligation Unlimited, Callable 04/01//19 @ 100, 6.00%, 04/01/35	500,000	500,370
Turlock California, Hospital Improvements Certificate of Participation, Callable 10/15/14 @ 100 (OID), 5.38%, 10/15/34	250,000	164,028
Turlock California, Hospital Improvements Certificate of Participation, Series B, Callable 10/15/17 @ 100, 5.50%, 10/15/37	250,000	164,272
University of California Regents Medical Center, University & College Improvements Revenue Bonds, Series A, Callable 05/15/15 @ 101, (MBIA) (OID), 4.50%, 05/15/47	500,000	442,295
		1,632,490

Colorado 2.90%
Colorado Educational & Cultural Facilities Authority, School Improvements Revenue Bonds, Callable 12/01/18 @ 102 (OID), 7.25%, 12/01/28	250,000	243,340
Colorado Educational & Cultural Facilities Authority, School Improvements Revenue Bonds, Callable 12/01/18 @ 102 (OID), 7.63%, 12/01/40	250,000	247,455
Montrose Memorial Hospital, Hospital Improvements Revenue Bonds, Callable 12/01/13 @ 102 (OID), 6.00%, 12/01/33	500,000	396,575
		887,370

Connecticut 1.46%
Connecticut State Development Authority, Refunding Revenue Bonds, Series A, Callable 05/01/17 @ 100, (LOC Citibank) (OID), 4.75%, 05/01/42	250,000	198,113
Connecticut State Health & Educational Facility Authority, University & College Improvements Revenue Bonds, Callable 07/01/18 @ 100, (MBIA) (OID), 5.00%, 07/01/37	250,000	250,165
		448,278

See accompanying notes to Schedules of Investments.

6	SPIRIT OF AMERICA

HIGH YIELD TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2009 (UNAUDITED)

	Principal Amount	Market Value

District of Columbia 1.55%
District of Columbia, Hospital Improvements Revenue Bonds, Series 2, Callable 07/15/18 @ 101, (FSA), 5.45%, 07/15/35	$500,000	$475,200

Florida 4.03%
County of Miami-Dade, Public Improvements, General Obligation Unlimited, Series B1, Callable 07/01/18 @ 100 (OID), 5.63%, 07/01/38	250,000	245,230
Florida State Board of Education, School Improvements Revenue Bonds, Series A, Callable 07/01/18 @101 (OID), 5.25%, 07/01/24	380,000	378,389
Halifax Hospital Medical Center, Refunding Revenue Bonds, Series B2, Callable 06/01/18 @ 100, (FSA) (OID), 5.38%, 06/01/31	250,000	227,545
Hillsborough County Industrial Development Authority, School Improvements Revenue Bonds, Series A, Callable 05/15/17 @ 100, 5.13%, 05/15/37	250,000	151,902
Miami-Dade County Educational Facilities Authority, University & College Improvements Revenue Bonds, Series A, Callable 04/01/16 @ 100 (OID), 5.50%, 04/01/38	250,000	230,988
		1,234,054

Georgia 1.21%
Coffee County Hospital Authority, Refunding Revenue Bonds, Series PJ, Callable 12/01/14 @ 100, 5.00%, 12/01/19	250,000	206,422
Main Street Natural Gas, Inc., Natural Gas Utility Improvements Revenue Bonds, Series A, (OID), 6.25%, 07/15/28*,**	270,000	85,050
Main Street Natural Gas, Inc., Natural Gas Utility Improvements Revenue Bonds, Series A, (OID), 6.38%, 07/15/38*,**	250,000	78,750
		370,222

Illinois 3.71%
Illinois Finance Authority, Hospital Improvements Revenue Bonds, Callable 02/15/18 @ 100 (OID), 5.50%, 02/15/38	250,000	194,328
Illinois Finance Authority, Hospital Improvements Revenue Bonds, Series A, Callable 08/15/18 @ 100, (Assured Guaranty) (OID), 5.25%, 08/15/47	250,000	210,120
Illinois Finance Authority, Refunding Revenue Bonds, Callable 08/15/18 @ 100 (OID), 5.50%, 08/15/30	500,000	410,900

HIGH YIELD TAX FREE BOND FUND	7

HIGH YIELD TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2009 (UNAUDITED)

	Principal Amount	Market Value

Illinois (cont.)
Markham, Public Improvements, General Obligation Unlimited, Series A, Callable 02/01/18 @ 100, 6.00%, 02/01/25	$ 360,000	$ 320,569
		1,135,917

Indiana 2.45%
Indiana Health & Educational Facilities Financing Authority, Hospital Improvements Revenue Bonds, Callable 03/01/17 @ 100, 5.50%, 03/01/37	1,000,000	749,800

Iowa 0.58%
Iowa Higher Education Loan Authority, Refunding Revenue Bonds, Series A, Callable 10/01/13 @ 100 (OID), 5.30%, 10/01/37	250,000	178,925

Kentucky 2.45%
Kentucky Economic Development Finance Authority, Recreational Facility Improvements Revenue Bonds, Series A1, Callable 06/01/18 @ 100, (Assured Guaranty) (OID), 6.00%, 12/01/38	750,000	750,975

Louisiana 5.77%
Parish of St. John Baptist, Industrial Improvements Revenue Bonds, Series A, Callable 06/01/17 @ 100, 5.13%, 06/01/37	2,500,000	1,767,625

Maryland 0.39%
Maryland Health & Higher Educational Facilities Authority, Hospital Improvements Revenue Bonds, Callable 05/15/16 @ 100, 5.25%, 05/15/46	150,000	119,930

Michigan 3.73%
Cesar Chavez Academy, Inc., School Improvements Certificate of Participation, Callable 02/01/13 @ 102, 6.50%, 02/01/33	185,000	141,790
Crossroads Charter Academy, Refunding Revenue Bonds, Callable 06/01/17 @ 100 (OID), 5.25%, 06/01/35	250,000	157,250
Kent Hospital Finance Authority, Refunding Revenue Bonds, Series A, Callable 07/01/15 @ 100 (OID), 5.25%, 07/01/30	500,000	324,375
Michigan Public Educational Facilities Authority, School Improvements Revenue Bonds, Series A, Callable 12/01/15 @ 100, 6.00%, 12/01/35	500,000	351,470

8	SPIRIT OF AMERICA

HIGH YIELD TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2009 (UNAUDITED)

	Principal Amount	Market Value
Michigan (cont.)
Michigan Tobacco Settlement Finance Authority, Refunding Revenue Bonds, Series A, Callable 06/01/18 @ 100 (OID), 6.88%, 06/01/42	$250,000	$ 167,237
		1,142,122

Nevada 0.14%
Reno, Hospital Improvements Revenue Bonds, Callable 06/01/18 @ 100, (AMBAC) (OID), 5.50%, 06/01/28	50,000	43,009

New Hampshire 0.58%
New Hampshire Health & Education Facilities Authority, Refunding Revenue Bonds, Callable 01/01/15 @ 100, (ACA), 5.00%, 01/01/36	250,000	176,512

New Jersey 3.88%
Jersey City Municipal Utilities Authority, Refunding Revenue Bonds, (FGIC) (OID), 3.50%, 01/01/15	250,000	230,460
New Jersey Economic Development Authority, Economic Improvements Revenue Bonds, Callable 06/15/10 @ 100, 5.63%, 06/15/19	500,000	431,035
New Jersey Health Care Facilities Financing Authority, Refunding Revenue Bonds, Series A, Callable 07/01/18 @ 100 (OID), 5.00%, 07/01/27	100,000	86,660
Tobacco Settlement Financing Corp., Refunding Revenue Bonds, Series 1A, Callable 06/01/17 @ 100 (OID), 5.00%, 06/01/41	850,000	441,626
		1,189,781

New York 12.84%
Long Island Power Authority, Refunding Revenue Bonds, Series A, Callable 04/01/19 @ 100 (OID), 5.75%, 04/01/39	250,000	250,752
Metropolitan Transportation Authority, Refunding Revenue Bonds, Series A, Callable 11/15/12 @ 100, 5.75%, 11/15/32	250,000	251,032
Metropolitan Transportation Authority, Refunding Revenue Bonds, Series E, Callable 11/15/12 @ 100 (OID), 5.25%, 11/15/31	500,000	507,695
New York City Industrial Development Agency, Recreational Facility Improvements Revenue Bonds, Callable 01/01/19 @ 100, (Assured Guaranty) (OID), 6.50%, 01/01/46	650,000	692,900
New York City Industrial Development Agency, Recreational Facility Improvements Revenue Bonds, Callable 09/01/16 @ 100, 5.00%, 03/01/36	250,000	197,060

HIGH YIELD TAX FREE BOND FUND	9

HIGH YIELD TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2009 (UNAUDITED)

	Principal Amount	Market Value
New York (cont.)
New York City Industrial Development Agency, Recreational Facility Improvements Revenue Bonds, Callable 09/01/16 @ 100, (FGIC), 5.00%, 03/01/46	$250,000	$188,883
New York City Industrial Development Agency, Recreational Facility Improvements Revenue Bonds, Callable 09/01/16 @ 100, (FGIC) (OID), 4.50%, 03/01/39	100,000	71,534
New York City Transitional Finance Authority, School Improvements Revenue Bonds, Series S-3, Callable 01/15/19 @ 100, (OID), 5.38%, 01/15/34	250,000	241,515
New York State Dormitory Authority, Hospital Improvements Revenue Bonds, Series A, Callable 05/01/17 @ 100, 5.00%, 05/01/22	650,000	592,722
New York State Dormitory Authority, Hospital Improvements Revenue Bonds, Series A, Callable 11/01/16 @ 100, 5.00%, 11/01/34	250,000	202,928
New York State Dormitory Authority, University & College Improvements Revenue Bonds, Series A, Callable 07/01/18 @ 100, 5.25%, 07/01/48	750,000	735,270
		3,932,291

North Dakota 4.39%
Grand Forks, Hospital Improvements Revenue Bonds, Callable 05/07/09 @ 100.5, (OID), 5.63%, 08/15/27	1,500,000	1,345,530

Ohio 9.11%
Buckeye Tobacco Settlement Financing Authority, Miscellaneous Purposes Revenue Bonds, Series A-2, Callable 06/01/17 @ 100, 6.50%, 06/01/47	4,140,000	2,487,064
Buckeye Tobacco Settlement Financing Authority, Miscellaneous Purposes Revenue Bonds, Series A-2, Callable 06/01/17 @ 100 (OID), 5.88%, 06/01/47	550,000	302,164
		2,789,228

Pennsylvania 2.86%
City of Philadelphia, Public Improvements, General Obligation Limited, Series B, Callable 07/15/16 @ 100, (Assured Guaranty) (OID), 7.13%, 07/15/38	750,000	795,022
Pennsylvania Higher Educational Facilities Authority, University & College Improvements Revenue Bonds, Callable 05/01/13 @ 100 (OID), 5.50%, 05/01/34	100,000	79,612
		874,634

10	SPIRIT OF AMERICA

HIGH YIELD TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2009 (UNAUDITED)

	Principal Amount	Market Value
Puerto Rico 12.46%
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unlimited, Series A, Callable 07/01/14 @ 100, 5.25%, 07/01/20	$350,000	$308,644
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unlimited, Series A, Callable 07/01/14 @ 100, 5.00%, 07/01/24	500,000	402,655
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unlimited, Series A, Callable 07/01/16 @ 100, 5.25%, 07/01/26	250,000	205,158
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unlimited, Series A, Callable 07/01/18 @ 100 (OID), 5.38%, 07/01/33	250,000	199,800
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Callable 07/01/16 @ 100, 5.00%, 07/01/18	250,000	224,920
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series A, 5.50%, 07/01/19	500,000	463,705
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series A, Callable 07/01/18 @ 100 (OID), 5.00%, 07/01/22	250,000	210,042
Puerto Rico Aqueduct & Sewer Authority, Water & Utility Improvements Revenue Bonds, Series A, Callable 07/01/18 @ 100 (OID), 6.00%, 07/01/38	125,000	107,130
Puerto Rico Electric Power Authority, Electric Light & Power Improvements Revenue Bonds, Series RR, Callable 07/01/15 @ 100, (FSA), 5.00%, 07/01/20	500,000	502,890
Puerto Rico Electric Power Authority, Electric Light & Power Improvements Revenue Bonds, Series TT, Callable 07/01/17 @ 100, 5.00%, 07/01/37	250,000	194,128
Puerto Rico Highway & Transportation Authority, Highway Improvements Revenue Bonds, Series D, Callable 07/01/12 @ 100, (FSA) (OID), 5.00%, 07/01/32	250,000	226,135
Puerto Rico Public Buildings Authority, Economic Improvements Revenue Bonds, Series N, Callable 07/01/17 @ 100, (Commonwealth Guaranteed), 5.50%, 07/01/20	210,000	190,182
Puerto Rico Public Buildings Authority, Public Improvements Revenue Bonds, Series I, Callable 07/01/14 @ 100, (Commonwealth Guaranteed) (OID), 5.25%, 07/01/33	600,000	467,496

HIGH YIELD TAX FREE BOND FUND	11

HIGH YIELD TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2009 (UNAUDITED)

	Principal Amount	Market Value
Puerto Rico (cont.)
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series M, (Commonwealth Guaranteed), 6.25%, 07/01/31	$ 125,000	$ 114,049
		3,816,934

Texas 8.50%
Garza County Public Facility Corp., Public Improvements Revenue Bonds, Callable 10/01/16 @ 100, 5.75%, 10/01/25	250,000	236,362
North Texas Tollway Authority, Refunding Revenue Bonds, Series B, Callable 01/01/18 @ 100 (OID), 5.75%, 01/01/40	200,000	192,456
North Texas Tollway Authority, Refunding Revenue Bonds, Series F, Callable 01/01/16 @ 100, 6.13%, 01/01/31	1,250,000	1,228,500
North Texas Tollway Authority, Refunding Revenue Bonds, Series F, Callable 01/01/18 @ 100 (OID), 5.75%, 01/01/33	500,000	451,585
Texas State Public Finance Authority, Refunding Revenue Bonds, Series A, Callable 02/15/14 @ 100, (ACA), 5.00%, 02/15/36	900,000	493,317
		2,602,220

Wisconsin 6.38%
Wisconsin Health & Educational Facilities Authority, Hospital Improvements Revenue Bonds, Callable 08/15/16 @ 100, 5.25%, 08/15/18	350,000	285,754
Wisconsin Health & Educational Facilities Authority, Hospital Improvements Revenue Bonds, Callable 08/15/16 @ 100, 5.25%, 08/15/31	100,000	64,207
Wisconsin Health & Educational Facilities Authority, Refunding Revenue Bonds, Series A, Callable 08/15/13 @ 100, (OID), 5.13%, 08/15/33	2,075,000	1,284,550
Wisconsin Health & Educational Facilities Authority, Refunding Revenue Bonds, Series B, Callable 08/15/16 @ 100, 5.13%, 08/15/30	500,000	318,155
		1,952,666

Total Investments — 98.38%
(Cost $34,176,755)		$30,130,295
Cash and Other Assets Net of Liabilities — 1.62%		496,189

NET ASSETS — 100.00%		$30,626,484

ACA - Insured by ACA Financial Guaranty Corp.

AMBAC - Insured by AMBAC Indemnity Corp.

FGIC - Insured by Financial Guaranty Insurance Corp.

FSA - Financial Security Assurance

LOC - Letter of Credit

12	SPIRIT OF AMERICA

HIGH YIELD TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2009 (UNAUDITED)

MBIA - Insured by MBIA.

OID - Original Issue Discount

XLCA - Insured by XL Capital Assurance.

*  Security in default.

**Non-income producing security.

HIGH YIELD TAX FREE BOND FUND	13

INCOME FUND
SCHEDULE OF INVESTMENTS	MARCH 31, 2009 (UNAUDITED)

	Principal Amount	Market Value
Collateralized Mortgage Obligations 19.44%
Banc of America Mortgage Securities, Inc., 5.50%, 08/25/33	$ 200,000	$ 144,752
Citicorp Mortgage Securities, Inc., 5.00%, 02/25/35	329,000	193,176
Citicorp Mortgage Securities, Inc., 6.00%, 04/25/36	100,000	55,078
Countrywide Home Loan Mortgage Pass Through Trust, A27, 5.50%, 10/25/35	111,000	64,973
Countrywide Home Loan Mortgage Pass Through Trust, A7, 5.50%, 10/25/35	120,000	72,568
Mastr Asset Securitization Trust, 5.50%, 10/25/33	159,000	134,609
Wamu Mortgage Pass Through Certificates, 5.50%, 11/25/33	111,000	94,795
Total Collateralized Mortgage Obligations
(Cost $ 745,215)		759,951
Municipal Bonds 46.95%

California 10.52%
County of San Bernardino, Refunding Revenue Bonds (FSA), 6.02%, 08/01/23	200,000	193,234
Stockton, Refunding Revenue Bonds, Series B, Callable 09/01/17 @ 100 (FSA), 5.80%, 09/01/37	250,000	217,942
		411,176

Massachusetts 6.49%
Worcester, Pension Funding, General Obligation Limited, (FSA), 6.25%, 01/01/28	250,000	253,923

Michigan 2.56%
County of Oakland, Pension Funding Certificate of Participation, Callable 04/01/14 @ 100 (OID), 6.25%, 04/01/26	100,000	100,042

Pennsylvania 7.43%
Pennsylvania Pittsburgh Water and Sewer Authority, Refunding Revenue Bonds, Series A, (FSA), 6.61%, 09/01/24	300,000	290,529

Virginia 17.67%
Tobacco Settlement Financing Corp., Refunding Revenue Bonds, Series A-1, Callable 06/01/12 @ 100 (OID), 6.71%, 06/01/46	1,400,000	691,124

West Virginia 2.28%
Tobacco Settlement Finance Authority of West Virginia, Miscellaneous Purposes Revenue Bonds, Series A, 7.47%, 06/01/47	165,000	89,083

Total Municipal Bonds
(Cost $1,899,314)		1,835,877

See accompanying notes to Schedules of Investments.

14	SPIRIT OF AMERICA

INCOME FUND
SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2009 (UNAUDITED)

	Principal Amount	Market Value

Corporate Bonds 3.73%
Simon Property Group L.P. REIT, 10.35%, 04/01/19	$150,000	$ 146,004
Total Corporate Bonds
(Cost $ 146,627)		146,004

	Shares
Preferred Stocks 13.73%

Financials 13.73%
Equity Residential REIT	6,200	$106,020
Kimco Realty Corp. REIT	7,800	106,470
Public Storage REIT	5,825	100,947
Simon Property Group Inc., Cv. REIT	3,600	114,336
Vornado Realty Trust REIT	7,800	109,278
Total Preferred Stocks
(Cost $ 549,648)		537,051
Total Investments — 83.85%
(Cost $3,340,804)		3,278,883
Cash and Other Assets Net of Liabilities — 16.15%		631,348

NET ASSETS — 100.00%		$3,910,231

FSA - Financial Security Assurance

OID - Original Issue Discount

REIT - Real Estate Investment Trust

INCOME FUND	15

SPIRIT OF AMERICA INVESTMENT FUND, INC.
NOTES TO SCHEDULES OF INVESTMENTS	MARCH 31, 2009 (UNAUDITED)

A. Security Valuation: The offering price and net asset value per share for each class of the Spirit of America Real Estate Income and Growth Fund, Spirit of America Large Cap Value Fund, Spirit of America High Yield Tax Free Bond Fund and Spirit of America Income Fund are calculated as of the close of regular trading on the NYSE, currently 4:00 p.m., Eastern Time. Each Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Securities for which the primary market is the NASDAQ will be valued at the NASDAQ official closing price. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Directors (the “Board”) believes represents fair value. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board. There were no securities, however, fair valued during the three-month period ending March 31, 2009.

B. Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”): FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair valuation of the Funds’ investments as of March 31, 2009 is as follows:

Valuation Inputs	Real Estate Income and Growth Fund	Large Cap Value Fund	High Yield Tax Free Bond Fund	Income Fund
Level 1 - Quoted Prices	$78,817,916	$38,375,556	$ —	$ 537,051
Level 2 - Other Significant Observable Inputs	—	—	30,130,295	2,741,832
Level 3 - Significant Unobservable Inputs	—	—	—	—
Total Market Value of Investments	$78,817,916	$38,375,556	$30,130,295	$3,278,883

C. Option Contracts: An option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of securities acquired through the exercise of a call option is increased by the premiums paid. The proceeds from securities sold through the exercise of a purchased put option are decreased by the premiums paid. Investments in options contracts requires the Fund to fair value or mark-to market the options on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. The cost of options that expire unexercised are treated by the Fund, on expiration date, as realized losses on investments.

16	SPIRIT OF AMERICA

SPIRIT OF AMERICA INVESTMENT FUND, INC.
NOTES TO SCHEDULES OF INVESTMENTS (CONT.)	MARCH 31, 2009 (UNAUDITED)

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund, on the expiration date, as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

D. Tax Disclosure: No provision for federal income taxes is required since the Funds intend to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character to tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2009.

The cost, unrealized appreciation and depreciation, which are book figures that approximate federal income tax basis at March 31, 2009 for each Fund are as follows:

Fund	Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
Real Estate Income and Growth Fund	$192,399,009	$ 259,640	$(113,840,733)	$(113,581,093)
Large Cap Value Fund	48,649,712	1,336,656	(11,610,812)	(10,274,156)
High Yield Tax Free Bond Fund	34,176,755	519,146	(4,565,606)	(4,046,460)
Income Fund	3,340,804	55,335	(117,256)	(61,921)

At December 31, 2008, the Large Cap Value Fund and the High Yield Bond Fund had net capital loss carryforwards for federal income tax purposes of $2,591,937 and $121,045, respectively, which are available to reduce future required distributions of net capital gains to shareholders through 2016.

Under the current tax law, capital losses realized after October 31 and prior to the Fund’s fiscal year end may be deferred and treated as occurring on the first day of the following fiscal year for tax purposes. Post October losses at the fiscal year ended December 31, 2008 for Real Estate Growth and Income Fund, Large Cap Value Fund and High Yield Bond Fund were $17,015,653, $1,402,443 and $62,241, respectively.

For additional information regarding the accounting policies of the Spirit of America Investment Fund, Inc., refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

SPIRIT OF AMERICA INVESTMENT FUND, INC.	17

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Spirit of America Investment Fund, Inc.

By (Signature and Title)*	/s/ David Lerner
David Lerner, Principal Executive Officer (principal executive officer)

Date	May 14, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David Lerner
David Lerner, Principal Executive Officer (principal executive officer)

Date	May 14, 2009

By (Signature and Title)*	/s/ Alan Chodosh
Alan Chodosh, Principal Financial Officer (principal financial officer)

Date	May 14, 2009

*	Print the name and title of each signing officer under his or her signature.